CONSOLIDATED AND COMBINED CARVE-OUT OF STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income		$ 23,244 [1]	$ 87,500 [1]	$ 48,368	[2]	$ 32,384	[3]
Comprehensive income	[2]	23,244	87,500	48,368		32,384
Comprehensive income attributable to:
Owners of Cool Company Ltd. / Predecessor's Parent	[2]	15,038	85,742	15,866		(1,410)
Non-controlling interests	[2]	8,206	1,758	32,502		33,794
Comprehensive income	[2]	$ 23,244	$ 87,500	$ 48,368		$ 32,384

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.